Other accounts receivable, net - Aging of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable aging
Impaired accounts receivable	$ 877	$ 809	$ 615
Not impaired accounts receivable	89,244	78,849
Total accounts receivable	90,121	79,658
0-30 Days
Accounts receivable aging
Impaired accounts receivable	677	622
Not impaired accounts receivable	73,923	68,356
Total accounts receivable	74,600	68,978
31-60 Days
Accounts receivable aging
Not impaired accounts receivable	10,628	1,580
Total accounts receivable	10,628	1,580
61-90 Days
Accounts receivable aging
Not impaired accounts receivable	435	4,865
Total accounts receivable	435	4,865
91-120 Days
Accounts receivable aging
Impaired accounts receivable	200	187
Not impaired accounts receivable	4,258	4,048
Total accounts receivable	$ 4,458	$ 4,235